Accounting policies	6 Months Ended
Jun. 30, 2023
Accounting policies [Abstract]
Accounting policies
2. Accounting policies
The unaudited condensed consolidated interim financial statements comply with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and with the accounting policies of WPP plc and its subsidiaries (the Group), which were set out on pages F-3 to F-11 of the 2022 Annual Report on 20-F. No changes have been made to the Group’s accounting policies in the period ended 30 June 2023.
The Group does not consider that the amendments to standards adopted during the period have a significant impact on the financial statements.
The unaudited condensed consolidated interim financial statements were approved by the board of directors and authorized for issue on 4 August 2023.